Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Interest and fees on loans	$ 15,726	$ 15,835	$ 16,622
Interest on securities:
U.S. Government agencies	427	416	287
Corporate		3	42
States and political subdivisions (taxable)	110	159	133
States and political subdivisions (tax-exempt)	168	110	180
Other	83	84	41
Interest on federal funds sold	3	4	11
Total interest income	16,517	16,611	17,316
Interest expense:
Savings and NOW accounts	728	1,271	1,264
Time - under $100,000	2,347	3,056	4,115
Time - $100,000 and over	1,351	1,508	1,929
Other interest expense			4
Total interest expense	4,426	5,835	7,312
Net interest income	12,091	10,776	10,004
Provision for loan losses (note 4)	2,227	1,878	1,530
Net interest income after provision for loan losses	9,864	8,898	8,474
Noninterest income:
Service charges on deposit accounts	1,443	1,498	1,516
Commissions and fees	713	524	470
Mortgage loan fees	451	571	547
Service charges on loan accounts	248	237	273
Other operating income	398	304	342
Total noninterest income	3,253	3,134	3,148
Noninterest expense:
Salaries and employee benefits (note 7)	6,268	5,973	6,069
Occupancy expense	708	740	697
Furniture and equipment expense	1,059	1,001	1,066
Office supplies and printing	213	277	288
Federal deposit insurance premiums	413	501	621
Capital stock tax	229	226	226
Advertising expense	103	122	116
Other operating expenses	2,551	2,197	2,088
Total noninterest expense	11,544	11,037	11,171
Income before income tax expense	1,573	995	451
Income tax expense (note 8)	510	308	100
Net income	$ 1,063	$ 687	$ 351
Basic net income per share (note 1(o))	$ 0.71	$ 0.46	$ 0.24
Diluted net income per share (note1(o))	$ 0.71	$ 0.46	$ 0.24